Investment in securities - Narrative (Details)	Dec. 31, 2017 security	Dec. 31, 2016 security
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	161	170
Available-for-sale and held-to-maturity, securities in unrealized loss positions, percentage of portfolio fair value	59.00%	76.00%
Available-for-sale and held-to-maturity, securities in unrealized loss positions, qualitative disclosure, percentage of fair value of affected securities	1.30%	1.50%
Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	8
Standard & Poor's, BBB Plus To A Rating | Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	8
Standard & Poor's, AAA Rating | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	10
Standard & Poor's, A To AAA Rating | Commercial mortgage-backed securities | Minimum
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.25
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.37
Standard & Poor's, A To AAA Rating | Commercial mortgage-backed securities | Maximum
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.48
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.62
No Explicit Credit Support | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	2
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.30
Standard & Poor's, AAA To AA Plus Rating | Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	10
Standard & Poor's, AAA To AA Plus Rating | Residential mortgage-backed securities | Minimum
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.05
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.19
Standard & Poor's, AAA To AA Plus Rating | Residential mortgage-backed securities | Maximum
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.55
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.67